RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Trade payables (Note 16)	Rp 3,261	Rp 2,990
Total trade payables	Rp 3,261	Rp 2,990
% of total liabilities	2.36%	2.28%
Ministry of Finance
Transactions with related parties
Trade payables (Note 16)	Rp 17	Rp 17
% of total liabilities	0.01%	0.01%
Entities under common control
Transactions with related parties
Trade payables (Note 16)	Rp 3,164	Rp 2,849
% of total liabilities	2.30%	2.18%
MoCI
Transactions with related parties
Trade payables (Note 16)	Rp 2,631	Rp 2,400
% of total liabilities	1.92%	1.84%
Indosat
Transactions with related parties
Trade payables (Note 16)	Rp 212	Rp 129
% of total liabilities	0.15%	0.10%
BNI
Transactions with related parties
Trade payables (Note 16)	Rp 170	Rp 120
% of total liabilities	0.12%	0.09%
Others, (each below Rp100 billion)
Transactions with related parties
Trade payables (Note 16)	Rp 151	Rp 200
% of total liabilities	0.11%	0.15%
Others related entities
Transactions with related parties
Trade payables (Note 16)	Rp 60	Rp 84
% of total liabilities	0.04%	0.06%
Associated companies
Transactions with related parties
Trade payables (Note 16)	Rp 20	Rp 40
% of total liabilities	0.01%	0.03%